MATERIAL ACCOUNTING POLICY INFORMATION - Joint Arrangements and Entities Other Than 100% Owned Barrick Subsidiaries (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jun. 16, 2025	Dec. 15, 2025	Dec. 31, 2025
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Commitments in relation to joint ventures			$ 893
Kibali [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint venture			45.00%
Jabal Sayid [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint venture			50.00%
Zaldivar [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint venture			50.00%
Porgera [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint venture			24.50%
Proportion of ownership interests held by non-controlling interests			51.00%
Proportion of interest held by joint operation operator			49.00%
Proportion of interest in joint operation operator			5000.00%
Proportion of interest in the mine			0.235
Total proportion of interest held by JV partners in the mine			0.47
Total proportion of interest held by government partners in the mine			0.53
Norte Abierto Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint operation			50.00%
Veladero [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint operation			50.00%
Nevada Gold Mines
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary			61.50%
Proportion of ownership interests held by non-controlling interests			38.50%
North Mara [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary			84.00%
Bulyanhulu [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary			84.00%
Loulo-Gounkoto [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Proportion of ownership interests held by non-controlling interests			20.00%
Pueblo Viejo [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary			60.00%
Proportion of ownership interests held by non-controlling interests			40.00%
Reko Diq [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary			50.00%
Proportion of ownership interests held by non-controlling interests			50.00%